Shareholder Fees {- Fidelity Advisor® Capital Development Fund}	Nov. 29, 2021 USD ($)
09.30 Destiny Portfolios: Fidelity Advisor Capital Development Fund-O PRO-06 | Fidelity Advisor® Capital Development Fund
Shareholder Fees:
(fees paid directly from your investment)	none